Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Income Statement [Abstract]
Revenue
Total Revenue
Expenses
Consulting expense	135,000
General & administrative expenses	3,806	8,760	20,415	1,200
Total Operating Expenses	138,806	8,760	20,415	1,200
Loss from Operations	(138,806)	(8,760)	(20,415)	(1,200)
Net Loss	$ (138,806)	$ (8,760)	$ (20,415)	$ (1,200)
Loss per share - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average number of common shares outstanding - basic and diluted	334,068,734	108,525,256	108,525,256	108,525,256